Stockholders' Equity (Details) - 2023 Share Repurchase Program - Townsquare Class A common stock - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Mar. 29, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchase program, authorized amount		$ 250,000
Stock repurchased during period (in shares)	0